Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Measurements [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
As at	December 31, 2016
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$10	$-	$-	$10
	10	-	-	10
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	74	-	74
Power purchases	7	-	-	7
Natural gas purchases and sales	8	25	-	33
Heavy fuel oil purchases	3	5	1	9
Foreign exchange forwards	-	106	-	106
	18	210	1	229
HFT derivatives
Power swaps and physical contracts	(7)	1	-	(6)
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	4	39	43
	(7)	5	39	37
Total assets	21	215	40	276
Liabilities
Cash flow hedges
Power swaps	4	-	-	4
Foreign exchange forwards	-	23	-	23
	4	23	-	27
Regulatory deferral
Commodity swaps and forwards
Power purchases	4	-	-	4
Heavy fuel oil purchases	-	6	-	6
Natural gas purchases and sales	1	1	-	2
	5	7	-	12
HFT derivatives
Power swaps and physical contracts	12	5	-	17
Natural gas swaps, futures, forwards and physical contracts	4	24	389	417
	16	29	389	434
Other derivatives
Foreign exchange forwards	-	1	-	1
Interest rate swap	-	1	-	1
	-	2	-	2
Total liabilities	25	61	389	475
Net assets (liabilities)	$(4)	$154	$(349)	$(199)

As at	December 31, 2015
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$20	$-	$-	$20
	20	-	-	20
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	1	-	1
Foreign exchange forwards	-	207	-	207
Physical natural gas purchases and sales	-	-	2	2
	-	208	2	210
HFT derivatives
Power swaps and physical contracts	38	1	(8)	31
Natural gas swaps, futures, forwards and physical contracts	-	8	57	65
	38	9	49	96

Other derivatives
Foreign exchange forwards	-	92	-	92
	-	92	-	92
Total assets	58	309	51	418
Liabilities
Cash flow hedges
Power swaps	$5	$-	$-	$5
Foreign exchange forwards	-	41	-	41
	5	41	-	46
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	16	-	16
Natural gas purchases and sales	1	-	-	1
Heavy fuel oil purchases	-	37	-	37
Foreign exchange forwards	-	10	-	10
	1	63	-	64
HFT derivatives
Power swaps and physical contracts	15	-	(2)	13
Foreign exchange options	-	4	-	4
Natural gas swaps, futures, forwards and physical contracts	14	22	279	315
	29	26	277	332
Other derivatives
Interest rate swaps	-	3	-	3
	-	3	-	3
Total liabilities	35	133	277	445
Net assets (liabilities)	$23	$176	$(226)	$(27)

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
The change in the fair value of the Level 3 financial assets for the year ended December 31, 2016 was as follows:

	Regulatory Deferral		Cash Flow Hedges and HFT Derivatives
millions of Canadian dollars	Oil Financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2016	$-	$2	$(8)	$57	$51
Increase (reduction) in benefit included in regulated fuel for generation and purchased power	-	(1)	-	-	(1)
Unrealized gains (losses) included in regulatory assets or liabilities	3	(1)	-	-	2
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	8	(18)	(10)
Net transfers out of Level 3	(2)	-	-	-	(2)
Balance, December 31, 2016	$1	$-	$-	$39	$40

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2016 was as follows:
	Regulatory Deferral		Cash Flow Hedges and HFT Derivatives
millions of Canadian dollars	Oil Financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2016	$-	$-	$(2)	$279	$277
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	2	110	112
Balance, December 31, 2016	$-	$-	$-	$389	$389

Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
As at	December 31, 2016
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
Regulatory deferral – Financial	$1	Modelled pricing	Third-party pricing	$69.64	$69.64
oil derivatives			Probability of default	0.80%	0.80%
HFT derivatives –	27	Modelled pricing	Third-party pricing	$1.41 - $11.87	$3.87
Natural gas swaps,			Probability of default	0.00% - 0.07%	0.01%
futures, forwards,			Discount rate	0.00% - 0.32%	0.05%
physical contracts	12	Modelled pricing	Third-party pricing	$1.83 - $11.87	$6.16
and related transportation			Basis adjustment	(0.11)% - 0.64%	0.39%
			Probability of default	0.00% - 0.05%	0.00%
			Discount rate	0.00% - 0.10%	0.00%
Total assets	$40
Liabilities
HFT derivatives –	$386	Modelled pricing	Third-party pricing	$1.55 - $11.87	$6.26
Natural gas swaps, futures,			Own credit risk	0.00% - 0.07%	0.00%
forwards and physical contracts			Discount rate	0.00% - 0.14%	0.02%
	3	Modelled pricing	Third-party pricing	$1.83 - $11.87	$5.93
			Basis adjustment	(0.11)% - 0.64%	0.27%
			Own credit risk	0.00% - 0.05%	0.01%
			Discount rate	0.00% - 0.10%	0.01%
Total liabilities	389
Net assets (liabilities)	$(349)

As at	December 31, 2015
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
Regulatory deferral – Physical	$2	Modelled pricing	Third-party pricing	$5.15 - $6.21	$5.72
natural gas purchases and sales			Probability of default	0.01%	0.01%
HFT derivatives –	(8)	Modelled pricing	Third-party pricing	$26.27 - $129.20	$70.45
Power swaps and			Correlation factor	0.98% - 1.00%	0.99%
physical contracts			Probability of default	0.00% - 0.02%	0.00%
			Discount rate	0.00% - 0.15%	0.01%
	54	Modelled pricing	Third-party pricing	$1.13 - $9.12	$3.26
			Probability of default	0.00% - 0.10%	0.01%
			Discount rate	0.00% - 0.33%	0.04%
	3	Modelled pricing	Third-party pricing	$1.25 - $15.74	$6.19
			Basis adjustment	(0.06)% - 0.95%	0.68%
			Probability of default	0.00% - 0.09%	0.00%
			Discount rate	0.00% - 0.08%	0.00%
Total assets	$51
Liabilities
HFT derivatives –	$(2)	Modelled pricing	Third-party pricing	$26.27 - $129.20	$70.82
Power swaps and			Correlation factor	0.98% - 1.00%	0.99%
physical contracts			Own credit risk	0.00% - 0.02%	0.00%
			Discount rate	0.00% - 0.15%	0.01%
HFT derivatives –	279	Modelled pricing	Third-party pricing	$0.74 - $10.59	$5.58
Natural gas swaps,			Probability of default	0.00% - 0.03%	0.00%
physical contracts			Discount rate	0.00% - 0.12%	0.01%
Total liabilities	277
Net assets (liabilities)	$(226)

Fair Value, Estimate Not Practicable [Table Text Block]
The financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of the following:

As at			December 31, 2016
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
Long-term debt (including current portion)	$14,744	$15,723	$78	$14,843	$802	$15,723

As at			December 31, 2015
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
Long-term debt (including current portion)	$4,009	$4,487	$-	$3,841	$646	$4,487